UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)(Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2016 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer: Allegion plc

Ticker Symbol:	ALLE	CUSIP:	G0176J109

Meeting Date:	06/08/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Michael J. Chesser b) Carla Cico c) Kirk S. Hachigian d) David D. Petratis e) Dean I. Schaffer f) Martin E. Welch, III	For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers.	For	For	Management

3	Approval of the appointment of PricewaterhousesCoopers as independent auditors of the Company and authorize the Audit and Finance Committee of the Board of Directors to set the auditor’ remuneration.	For	For	Management

4A	Approval of certain administrative amendments to the Company’s Memorandum of Association. (Special Resolution)	For	For	Management

4B	Approval of certain administrative amendments to the Company’s Articles of Association. (Special Resolution)	For	For	Management

5A	Approval of amendments to the Company’s Articles of Association to provide for a plurality voting standard in the event of a contested election. (Special Resolution)	For	For	Management

5B	Approval of amendments to the Company’s Articles of Association to grant the Board of Directors sole authority to determine its size. (Special Resolution)	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Chevron Corporation

Ticker Symbol:	CVX	CUSIP:	166764100

Meeting Date:	05/25/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) A. B. Cummings, Jr.

b) L. F. Deily

c) R. E. Denham

d) A. P. Gast

e) E. Hernandez, Jr.

f) J. M. Huntsman, Jr.

g) C. W. Moorman, IV

h) J. G. Stumpf

i) R. D. Sugar

j) I. G. Thulin

k) J. S. Watson

		For	For	Management

2	Ratification of appointment of PWC as independent registered public accounting firm	For	For	Management

3	Advisory vote to approve named executive officer compensation	For	For	Management

4	Amendment to the Chevron Corporation Non-Employee Directors’ Equity Compensation and Deferral Plan	For	For	Management

5	Report on Lobbying	Against	Against	Shareholder

6	Adopt targets to reduce GHG emissions	Against	Against	Shareholder

7	Report on climate change impact assessment	Against	Against	Shareholder

8	Report on reserve replacements	Against	Against	Shareholder

9	Adopt dividend policy	Against	Against	Shareholder

10	Report on shale energy operations	Against	Against	Shareholder

11	Recommend independent director with environmental expertise	Against	Against	Shareholder

12	Set special meetings threshold at 10%	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/11/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Proposal to approve the Agreement and Plan of Merger, dated as of October 12, 2015, as amended by the First Amendment to the Agreement and Plan of Merger, dated as of May 16, 2016, as so amended and as it may be amended from time to time, referred to collectively as The Merger Agreement, among Denali Holding (Due to space limits, see Proxy Statement for full proposal)	For	For	Management

2	Proposal to approve, on a non-binding, advisory basis, the compensation payments that will or may be paid by EMC to its named executive officers in connection with the merger.	For	For	Management

3	Proposal to approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve The Merger Agreement.	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: EMC Corporation

Ticker Symbol:	EMC	CUSIP:	268648102

Meeting Date:	05/12/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Donald J. Carty b) Randolph L. Cowen c) James S. Distasio d) John R. Egan e) William D. Green f) Jami Miscik g) Paul Sagan h) Laura J. Sen i) Joseph M. Tucci	For	For	Management

2	Ratification of the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC’s independent auditors for the fiscal year ending December 31, 2016, as described in EMC’s Proxy Statement	For	For	Management

3	Advisory approval of our executive compensation, as described in EMC’s Proxy Statement	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: EMC Corporation

Ticker Symbol:	EMC	CUSIP:	268648102

Meeting Date:	07/19/2016	Meeting Type:	Special

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Donald J. Carty b) Randolph L. Cowen c) James S. Distasio d) John R. Egan e) William D. Green f) Jami Miscik g) Paul Sagan h) Laura J. Sen i) Joseph M. Tucci	For	For	Management

2	Ratification of the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC’s independent auditors for the fiscal year ending December 31, 2016, as described in EMC’s Proxy Statement	For	For	Management

3	Advisory approval of our executive compensation, as described in EMC’s Proxy Statement	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Exxon Mobil Corporation

Ticker Symbol:	XOM	CUSIP:	30231G102

Meeting Date:	05/25/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) M.J. Boskin

b) P. Brabeck-Letmathe

c) A. F. Braly

d) U. M. Burns

e) L. R. Faulkner

f) J. S. Fishman

g) H. H. Fore

h) K. C. Frazier

i) D. R. Oberhelman

j) S. J. Palmisano

k) S. S. Reinemund

l) R. W. Tillerson

m) W. C. Weldon

n) D. W. Woods

		For	For	Management

2	Ratification of Independent Auditors (Page 24)	For	For	Management

3	Advisory Vote to Approve Executive Compensation (Page 26)	For	For	Management

4	Independent chairman (Page 56)	Against	Against	Shareholder

5	Climate expert on board (Page 58)	Against	Against	Shareholder

6	Hire an investment bank (Page 59)	Against	Against	Shareholder

7	Proxy access bylaw (Page 59)	Against	Against	Shareholder

8	Report on compensation for women (Page 61)	Against	Against	Shareholder

9	Report on lobbying (Page 63)	Against	Against	Shareholder

10	Increase capital distributions (Page 65)	Against	Against	Shareholder

11	Policy to limit global warming to 2 C (Page 67)	Against	Against	Shareholder

12	Report on impacts of climate change policies (Page 69)	Against	Against	Shareholder

13	Report reserve replacements in BTUS (Page 71)	Against	Against	Shareholder

14	Report on hydraulic fracturing (Page 72)	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/27/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Sebastien M. Bazin

b) W. Geoffrey Beattie

c) John J. Brennan

d) Francisco D’Souza

e) Marijn E. Dekkers

f) Peter B. Henry

g) Susan J. Hockfield

h) Jeffrey R. Immelt

i) Andrea Jung

j) Robert W. Lane

k) Rochelle B. Lazarus

l) Lowell C. McAdam

m) James J. Mulva

n) James E. Rohr

o) Mary L. Schapiro

p) James S. Tisch

		For	For	Management

2	Advisory Approval of Our Named Executives’ Compensation	For	For	Management

3	Ratification of KPMG as independent auditor for 2016	For	For	Management

4	Lobbying Report	Against	Against	Shareholder

5	Independent Chair	Against	Against	Shareholder

6	Holy Land principles	Against	Against	Shareholder

7	Cumulative voting	Against	Against	Shareholder

8	Performance-based options	Against	Against	Shareholder

9	Human Rights Report	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Ingersoll-Rand PLC

Ticker Symbol:	IR	CUSIP:	G47791101

Meeting Date:	06/02/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Ann C. Berzin

b) John Bruton

c) Elaine L. Chao

d) Jared L. Cohon

e) Gary D. Forsee

f) Constance J. Horner

g) Linda P. Hudson

h) Michael W. Lamach

i) Myles P. Lee

j) John P. Surma

k) Richard J. Swift

l) Tony L. White

		For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers	For	For	Management

3	Approval of the appointment of independent auditors of the Company and authorization of the Audit Committee of the Board of Directors to set the auditors’ remuneration	For	For	Management

4	Approval of the renewal of the Directors’ existing authority to issue shares	For	For	Management

5	Approval of the renewal of the Directors’ existing authority to issue shares for the cash without first offering shares to existing shareholders (special resolution)	For	For	Management

6	Determination of the price range at which the Company can re-allot shares that it holds as treasury shares (special resolution)	For	For	Management

7	Approval of amendment to the Company’s Articles of Association to implement proxy access (special resolution)	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Ingersoll-Rand PLC - Continued from previous page

Ticker Symbol:	IR	CUSIP:	G47791101

Meeting Date:	06/02/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
8A	Approval of amendment to the Company’s Articles of Association to make certain administrative amendments in connection with the Companies Act 2014. (special resolution)	For	For	Management

8B	Approval of amendment to the Company’s Memorandum or Association to make certain administrative amendments in connection with the Companies Act 2014. (special resolution)	For	For	Management

9A	Approval of amendment to the Company’s Articles of Association to provide for a plurality voting standard in the event of a contested election. (special resolution)	For	For	Management

9B	Approval of amendment to the Company’s Articles of Association to grant the Board sole authority to determine its size. (special resolution)	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/28/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Mary C. Beckerle

b) D. Scott Davis

c) Ian E. L. Davis

d) Alex Gorsky

e) Susan L. Lindquist

f) Mark B. McClellan

g) Anne M. Mulcahy

h) William D. Perez

i) Charles Prince

j) A. Eugene Washington

k) Ronald A. Williams

		For	For	Management

2	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

3	Ratification of Appointment of Pricewaterhousecoopers LLP as the Independent Registered Public Accounting Firm for 2016	For	For	Management

4	Shareholder Proposal – Policy for share repurchase preference	Against	Against	Shareholder

5	Shareholder Proposal – Independent board chairman	Against	Against	Shareholder

6	Shareholder Proposal – Report on Lobbying disclosure	Against	Against	Shareholder

7	Shareholder Proposal – Take-back programs for unused medicines	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: JPMorgan Chase & Co.

Ticker Symbol:	JPM	CUSIP:	46625H100

Meeting Date:	05/17/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Linda B. Bammann

b) James A. Bell

c) Crandall C. Bowles

d) Stephen B. Burke

e) James S. Crown

f) James Dimon

g) Timothy P. Flynn

h) Laban P. Jackson, Jr.

i) Michael A. Neal

j) Lee R. Raymond

k) William C. Weldon

		For	For	Management

2	Advisory resolution to approve executive compensation	For	For	Management

3	Ratification of independent registered public accounting firm	For	For	Management

4	Independent board chairman – require an independent chair	Against	Against	Shareholder

5	How votes are counted – count votes using only for and against and ignore abstentions	Against	Against	Shareholder

6	Vesting for government service – prohibit vesting on equity-based awards for senior executives due to voluntary resignation to enter government service	Against	Against	Shareholder

7	Appoint a stockholder value committee – address whether divestiture of all non-core banking business segments would enhance shareholder value	Against	Against	Shareholder

8	Clawback amendment – defer compensation for 10 years to help satisfy any monetary penalty associated with violation of law	Against	Against	Shareholder

9	Executive compensation philosophy – adopt a balanced executive compensation philosophy with social factors to improve the firm’s ethical conduct and public reputation	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/06/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Shona L. Brown

b) George W. Buckley

c) Cesar Conde

d) Ian M. Cook

e) Dina Dublon

f) Rona A. Fairhead

g) Richard W. Fisher

h) William R. Johnson

i) Indra K. Nooyi

j) David C. Page

k) Robert C. Pohlad

l) Lloyd G. Trotter

m) Daniel Vasella

n) Alberto Weisser

		For	For	Management

2	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for fiscal year 2016	For	For	Management

3	Advisory approval of the Company’s executive compensation	For	For	Management

4	Approval of the renewal and amendment of the Pepsico, Inc. Long-Term Incentive Plan	For	For	Management

5	Establish board committee on sustainability	Against	Against	Shareholder

6	Report on minimizing impacts of Neonics	Against	Against	Shareholder

7	Policy regarding Holy Land principles	Against	Against	Shareholder

8	Adopt quantitative renewable energy targets	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/27/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Howard E. Cox, Jr.

b) Strikant M. Datar, Ph.D.

c) Roch Doliveux, DVM

d) Louise L. Francesconi

e) Allan C. Golston

f) Kevin A. Lobo

g) William U. Parfet

h) Andrew K. Silvernail

i) Ronda E. Stryker

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2016	For	For	Management

3	Approval of the 2011 Long-Term Incentive Plan, as Amended and Restated	For	For	Management

4	Approval, in an advisory vote, of the Company’s named executive officer compensation	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Target Corporation

Ticker Symbol:	TGT	CUSIP:	87612E106

Meeting Date:	06/08/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Roxanne S. Austin

b) Douglas M. Baker, Jr.

c) Brian C. Cornell

d) Calvin Darden

e) Henrique De Castro

f) Robert L. Edwards

g) Melanie L. Healey

h) Donald R. Knauss

i) Monica C. Lozano

j) Mary E. Minnick

k) Anne M. Mulcahy

l) Derica W. Rice

m) Kenneth L. Salazar

n) John G. Stumpf

		For	For	Management

2	Company proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	For	For	Management

3	Company proposal to approve, on an advisory basis, our executive compensation (“Say On Pay”)	For	For	Management

4	Shareholder proposal to report on criteria for selecting countries for operations	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/03/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) James I. Cash, Jr.

b) Pamela J. Craig

c) Timothy P. Flynn

d) Thomas W. Horton

e) Marissa A. Mayer

f) C. Douglas McMillon

g) Gregory B. Penner

h) Steven S. Reinemund

i) Kevin Y. Systrom

j) S. Robson Walton

k) Steuart L. Walton

l) Linda S. Wolf

		For	For	Management

2	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

3	Approval of the Wal-Mart Stores, Inc. 2016 Associate Stock Purchase Plan	For	For	Management

4	Ratification of Ernst & Young LLP as independent accountants	For	For	Management

5	Request to adopt an independent chairman policy	Against	Against	Shareholder

6	Request for annual report regarding incentive compensation plans	Against	Against	Shareholder

7	Request for report regarding criteria for operating in high-risk regions	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Wells Fargo & Company

Ticker Symbol:	WFC	CUSIP:	949746101

Meeting Date:	04/26/2016	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) John D. Baker, II

b) Elaine L. Chao

c) John S. Chen

d) Lloyd H. Dean

e) Elizabeth A. Duke

f) Susan E. Engel

g) Enrique Hernandez, Jr.

h) Donald M. James

i) Cynthia H. Milligan

j) Federico F. Pena

k) James H. Quigley

l) Stephen W. Sanger

m) John G. Stumpf

n) Susan G. Swenson

o) Suzanne M. Vautrinot

		For	For	Management

2	Vote on an advisory resolution to approve executive compensation	For	For	Management

3	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for 2016	For	For	Management

4	Stockholder proposal to adopt a policy to require an independent chairman	Against	Against	Shareholder

5	Stockholder proposal to provide a report on the Company’s lobbying policies and practices.	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By:	/s/ Lori B. Finlay
Lori B. Finlay
President and Chair, Board of Managers

Date: August 26, 2016

By:	/s/ Walter L. Rice
Walter L. Rice
Chief Financial Officer

Date: August 26, 2016